CAPITAL STOCK (Narrative) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2018 USD ($)	Jul. 30, 2011	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Aug. 31, 2018 $ / shares	Aug. 25, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 25, 2017 USD ($)	May 25, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0	162,000	162,000	408,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | (per share)			$ 0.00	$ 0.12	$ 0.15	$ 0.12	$ 0.15
Proceeds from exercise of options				$ 18,560	$ 24,300	$ 48,756
Units Issued During Period, Units						2,500,000
Units Issued During Period, Per Unit Amount | $ / shares							0.40
Proceeds from Units Issued | $						$ 693,728
Class of Warrant or Right, Grants in Period, Net of Forfeitures			0	0	0	1,397,000
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.65
Class of Warrant or Right, Grants in Period, Contractual Term						15 months
Repurchase of shares (shares)			1,536,500	554,000	554,000	396,000
Repurchase of shares | $			$ 290,985	$ 100,239		$ 69,774
Stock option plan, rolling percentage		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $			$ 280,232	$ 22,041		$ 57,059	$ 57,059
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term			5 years	6 years	6 years	5 years 7 months 6 days
Stock-based compensation | $			$ 33,437	$ 103,001		$ 104,519
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			0	965,000	965,000	525,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 0.00	$ 0.24		$ 0.36
Warrant liability | $			$ 115,793	$ 1,000		$ 1,000	$ 1,000			$ 11,147		$ 17,112	$ 70,712
Class of Warrant or Rights Outstanding, Strike Price | $											$ 0.50
Exercise Price | $ / shares								$ 0.50	$ 0.50
Expenses related to extension of the warrants | $	$ 11,147
Finders warrants [Member]
Class of Warrant or Right, Grants in Period, Net of Forfeitures						147,000
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.65
Class of Warrant or Right, Grants in Period, Contractual Term						15 months
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				610,000	610,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)				$ 0.24	$ 0.30	$ 0.31	0.40
Options granted to non-insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				80,000	80,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)				$ 0.24	$ 0.30
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				125,000	125,000	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)				$ 0.21	$ 0.27	$ 0.50	$ 0.65
Options granted to consultants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				150,000	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)				$ 0.24	$ 0.30
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term		10 years